Taxes - Schedule of Income (loss) Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income (loss) Before Income Taxes [Abstract]
Non-PRC	$ (160)	$ (258)	$ (421)
PRC	14,416	12,751	13,049
Total	$ 14,256	$ 12,493	$ 12,628